Energy Recovery Bonds	12 Months Ended
Dec. 31, 2012
Energy Recovery Bonds
NOTE 5: ENERGY RECOVERY BONDS

In 2005, PERF issued two series of ERBs. The proceeds of the ERBs were used by PERF to purchase from the Utility the right known as “recovery property” to be paid a specific amount from a dedicated rate component.  The first series of ERBs included five classes aggregating to a $1.9 billion principal amount. The proceeds of the first series of ERBs were paid by PERF to the Utility and used by the Utility to refinance the remaining unamortized after-tax balance of the regulatory asset established under the Chapter 11 Settlement Agreement. The second series of ERBs included three classes aggregating to an $844 million principal amount. The proceeds of the second series of ERBs were paid by PERF to the Utility and used to pre-fund the Utility's tax liability for bond-related charges collected from customers.

At December 31, 2011, the total amount of ERB principal outstanding was $423 million. The ERBs were paid in full when the final class matured on December 25, 2012.